Related party balances and transactions	12 Months Ended
May 31, 2022
Related Party Transactions [Abstract]
Related party balances and transactions

Note 7 – Related party balances and transactions

Related party balances

Due from (to) related party consists of the following:

Name	Relationship	Nature	May 31, 2022	May 31, 2021
Liao Jinqi	Majority stockholder and CEO of the Company	Advances for operations, no interest, due on demand	$59,961	$(12,187)